Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of Net assets available for benefits per the financial statements to the Form 5500:

	December 31,
(In thousands)	2025	2024
Net assets available for benefits per the financial statements	$2,656,585	$2,325,827
Adjustment for fair value of fully benefit-responsive investment contracts	(449)	(3,871)
Net assets available for benefits per the Form 5500	$2,656,136	$2,321,956
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Amounts may not be additive due to rounding.
The following is a reconciliation of total additions per the financial statements to the Form 5500:

	December 31,
(In thousands)	2025	2024
Total additions per the financial statements	$593,507	$542,775
Prior year adjustment from fair value to contract value for fully benefit-responsive investment contracts	3,871	4,260
Current adjustment from fair value to contract value for fully benefit-responsive investment contracts	(449)	(3,871)
Total income per the Form 5500	$596,929	$543,164

	December 31,
(In thousands)	2025	2024
Total change in net assets available for benefits per financial statements	$330,758	$291,720
Net adjustment from fair value to contract value for fully benefit-responsive investment contracts	3,422	389
Total change in net assets available for benefits per Form 5500	$334,180	$292,109
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Amounts may not be additive due to rounding.